CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
NET LOSS	$ (6,066)	$ (2,288)	$ (4,990)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized gain on marketable securities	(1)	8,553	906
Realized gain on marketable securities reclassified into income		(19,939)	(8,621)
Defined benefit pension plan adjustment	(58)
Foreign currency translation adjustments	(217)	538	(171)
Other comprehensive income (loss)	(276)	(10,848)	(7,886)
COMPREHENSIVE LOSS	(6,342)	(13,136)	(12,876)
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS		45	(163)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (6,342)	$ (13,091)	$ (13,039)